Summary of Significant Accounting Policies (Tables)	12 Months Ended
Dec. 31, 2025
Summary of Significant Accounting Policies
Summary of movements of the allowance for doubtful accounts

	For the Year Ended December 31,
	2023	2024	2025
	RMB	RMB	RMB
Beginning balance	42,434	55,823	109,414
Additional allowance for credit losses, net of recoveries	15,629	53,591	21,291
Write-offs	(2,240)	—	—
Ending balance	55,823	109,414	130,705

Schedule of estimated useful lives of intangible assets

Developed technology	7-10 years
License and in-process research and development intangible assets	5-10 years
Software, trade names and others	3-10 years
Customer relationship	8 years
Supplier relationship	3 years

Schedule of estimated useful lives of property and equipment

Computers, electrical equipment and production machinery	1-5 years
Medical equipment	3-5 years
Office equipment, furniture and others	1-10 years
Building	20 years
Leasehold improvements	shorter of remaining lease period or estimated useful life